Leases - Schedule of supplemental balance sheet information (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Operating Leases
Operating lease right-of-use assets	$ 5,483	$ 3,858
Operating lease liabilities:
Operating lease liabilities—current	1,946	1,353
Operating lease liabilities—less current portion	4,046	3,088
Total operating lease liabilities	5,992	4,441
Finance Leases
Property and equipment, gross	2,182	2,182
Less: accumulated depreciation and amortization	(1,621)	(1,159)
Property and equipment, net	561	1,023
Finance lease liabilities:
Finance lease liabilities—current	26	392
Finance lease liabilities—less current portion	11	38
Total finance lease liabilities	$ 37	$ 430
Weighted average remaining lease term
Operating Leases	3 years 6 months 29 days	3 years 7 months 20 days
Finance Leases	1 year 8 months 1 day	1 year 18 days
Weighted average discount rate
Operating Leases	8.10%	6.90%
Finance Leases	7.50%	7.60%